Other Current Assets	3 Months Ended
Mar. 31, 2013
Other Current Assets
5.	Other Current Assets
Other current assets as of March 31, 2013 and December 31, 2012 consist of the following:

	March 31, 2013	December 31, 2012
Clinical trial materials	$440,000	$—